Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

April 30, 2019

XS1-QTLY-0619
1.967990.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
COMMUNICATION SERVICES - 16.8%
Entertainment - 4.3%
Activision Blizzard, Inc.	787,928	$37,986,009
Electronic Arts, Inc. (a)	184,300	17,443,995
Netflix, Inc. (a)	282,946	104,842,811
Nintendo Co. Ltd.	11,500	3,960,781
Nintendo Co. Ltd. ADR	45,900	1,977,372
Spotify Technology SA (a)	8,800	1,194,776
Take-Two Interactive Software, Inc. (a)	59,500	5,761,385
The Walt Disney Co.	583,200	79,880,904
Vivendi SA	170,600	4,951,808
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,128,633	9,479,758
World Wrestling Entertainment, Inc. Class A	14,600	1,224,210
		268,703,809
Interactive Media & Services - 12.3%
Alphabet, Inc. Class A (a)	387,313	464,372,793
ANGI Homeservices, Inc. Class A (a)	359,000	6,239,420
CarGurus, Inc. Class A (a)	122,688	4,998,309
Facebook, Inc. Class A (a)	1,309,555	253,267,937
Momo, Inc. ADR	66,800	2,342,676
Pinterest, Inc. Class A	51,800	1,604,764
Snap, Inc. Class A (a)(e)	287,300	3,200,522
Tencent Holdings Ltd.	471,000	23,214,489
Twitter, Inc. (a)	536,300	21,403,733
		780,644,643
Media - 0.1%
Charter Communications, Inc. Class A (a)	22,400	8,314,656
Nexstar Broadcasting Group, Inc. Class A	5,600	655,480
		8,970,136
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	88,400	6,452,316

TOTAL COMMUNICATION SERVICES		1,064,770,904

CONSUMER DISCRETIONARY - 22.6%
Auto Components - 0.0%
Aptiv PLC	8,000	685,600
Automobiles - 0.9%
Tesla, Inc. (a)(e)	233,637	55,766,816
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.	194,500	5,597,710
Caesars Entertainment Corp. (a)	857,400	8,025,264
Chipotle Mexican Grill, Inc. (a)	6,400	4,403,456
Eldorado Resorts, Inc. (a)	276,600	13,655,742
Haidilao International Holding Ltd. (e)(f)	598,000	2,302,111
Hilton Grand Vacations, Inc. (a)	241,866	7,749,387
Hilton Worldwide Holdings, Inc.	22,800	1,983,372
International Game Technology PLC (e)	338,900	4,958,107
Kambi Group PLC (a)	136,100	2,711,582
Las Vegas Sands Corp.	29,100	1,951,155
Marriott International, Inc. Class A	103,700	14,146,754
McDonald's Corp.	1,200	237,084
MGM Mirage, Inc.	146,800	3,909,284
Penn National Gaming, Inc. (a)	173,800	3,766,246
Planet Fitness, Inc. (a)	191,300	14,481,410
PlayAGS, Inc. (a)	122,500	2,954,700
Restaurant Brands International, Inc.	93,100	6,076,483
Royal Caribbean Cruises Ltd.	105,300	12,734,982
Sea Ltd. ADR (a)	1,028,700	25,604,343
Shake Shack, Inc. Class A (a)	93,900	5,756,070
Starbucks Corp.	120,000	9,321,600
The Stars Group, Inc. (a)	137,900	2,604,931
Wynn Resorts Ltd.	78,200	11,295,990
Yum! Brands, Inc.	44,400	4,634,916
		170,862,679
Household Durables - 0.4%
D.R. Horton, Inc.	135,800	6,017,298
iRobot Corp. (a)	15,500	1,604,870
Lennar Corp. Class A	118,200	6,149,946
Mohawk Industries, Inc. (a)	48,700	6,635,375
Roku, Inc. Class A (a)	98,900	6,289,051
		26,696,540
Internet & Direct Marketing Retail - 9.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	247,300	45,891,461
Amazon.com, Inc. (a)	234,180	451,152,454
eBay, Inc.	85,100	3,297,625
Etsy, Inc. (a)	86,700	5,855,718
JD.com, Inc. sponsored ADR (a)	371,100	11,233,197
MakeMyTrip Ltd. (a)	49,000	1,235,290
Meituan Dianping Class B	1,620,652	11,775,592
MercadoLibre, Inc. (a)	15,500	7,504,170
Ocado Group PLC (a)	48,400	859,923
Pinduoduo, Inc. ADR (e)	475,000	10,559,250
The Booking Holdings, Inc. (a)	21,100	39,140,289
The Honest Co., Inc. (a)(c)(d)	71,609	788,415
Wayfair LLC Class A (a)	135,800	22,019,970
		611,313,354
Multiline Retail - 0.9%
Avenue Supermarts Ltd. (a)(f)	34,373	639,370
Big Lots, Inc.	34,200	1,270,872
Dollar General Corp.	22,400	2,824,416
Dollar Tree, Inc. (a)	380,500	42,342,040
Ollie's Bargain Outlet Holdings, Inc. (a)	32,100	3,070,044
Target Corp.	64,000	4,954,880
		55,101,622
Specialty Retail - 4.3%
American Eagle Outfitters, Inc.	315,900	7,512,102
At Home Group, Inc. (a)	462,600	10,866,474
Best Buy Co., Inc.	118,700	8,832,467
Burlington Stores, Inc. (a)	79,100	13,360,781
Carvana Co. Class A (a)(e)	92,500	6,619,300
Five Below, Inc. (a)	79,600	11,652,644
Floor & Decor Holdings, Inc. Class A (a)	172,400	8,278,648
Home Depot, Inc.	343,614	69,994,172
Lowe's Companies, Inc.	525,000	59,398,500
RH (a)(e)	309,218	32,996,653
The Children's Place Retail Stores, Inc.	31,600	3,565,112
Tiffany & Co., Inc.	77,300	8,334,486
TJX Companies, Inc.	380,200	20,865,376
Ulta Beauty, Inc. (a)	36,800	12,842,464
		275,119,179
Textiles, Apparel & Luxury Goods - 3.7%
adidas AG	44,835	11,520,737
Allbirds, Inc. (c)(d)	8,081	448,415
Canada Goose Holdings, Inc. (a)	26,200	1,399,080
Capri Holdings Ltd. (a)	126,900	5,593,752
Hanesbrands, Inc.	138,800	2,508,116
Kering SA	3,300	1,950,575
Levi Strauss & Co. Class A (a)	111,900	2,507,679
lululemon athletica, Inc. (a)	528,068	93,124,792
LVMH Moet Hennessy - Louis Vuitton SA	16,600	6,517,446
Moncler SpA	199,900	8,199,281
NIKE, Inc. Class B	575,800	50,572,514
Pagerduty, Inc.	10,000	469,000
PVH Corp.	146,600	18,909,934
Silk Road Medical, Inc.	19,700	820,308
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	347,300	10,995,518
Tapestry, Inc.	90,400	2,917,208
Tory Burch LLC (a)(b)(c)(d)	106,817	5,948,639
Tufin Software Technologies Ltd.	103,700	2,324,954
Under Armour, Inc. Class C (non-vtg.) (a)	357,000	7,397,040
VF Corp.	21,300	2,010,933
		236,135,921

TOTAL CONSUMER DISCRETIONARY		1,431,681,711

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Fever-Tree Drinks PLC	289,203	11,856,675
Keurig Dr. Pepper, Inc.	292,100	8,491,347
Pernod Ricard SA	3,500	609,842
		20,957,864
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc.	627,800	17,798,130
Costco Wholesale Corp.	153,500	37,688,855
Kroger Co.	125,600	3,237,968
		58,724,953
Food Products - 0.1%
Blue Bottle Coffee, Inc. Class C (Escrow) (a)(c)(d)	234,006	343,989
Darling International, Inc. (a)	132,700	2,894,187
Nestle SA (Reg. S)	7,070	680,683
Nomad Foods Ltd. (a)	58,700	1,220,960
The a2 Milk Co. Ltd. (a)	156,000	1,747,307
		6,887,126
Personal Products - 0.4%
Coty, Inc. Class A (e)	931,100	10,074,502
Estee Lauder Companies, Inc. Class A	80,800	13,882,248
		23,956,750
Tobacco - 1.1%
Altria Group, Inc.	1,237,400	67,227,942
JUUL Labs, Inc. (a)(c)(d)	2,450	670,075
		67,898,017

TOTAL CONSUMER STAPLES		178,424,710

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Berry Petroleum Corp.	179,400	2,037,984
Continental Resources, Inc. (a)	120,064	5,521,743
Diamondback Energy, Inc.	57,900	6,159,981
EOG Resources, Inc.	26,426	2,538,217
Hess Corp.	68,600	4,398,632
PDC Energy, Inc. (a)	47,200	2,052,728
Pioneer Natural Resources Co.	4,600	765,716
Reliance Industries Ltd.	1,037,621	20,750,334
Valero Energy Corp.	28,400	2,574,744
Whiting Petroleum Corp. (a)	417,300	11,429,847
		58,229,926
FINANCIALS - 1.5%
Banks - 0.7%
Bank of America Corp.	978,500	29,922,530
Coastal Financial Corp. of Washington (a)	9,700	154,715
HDFC Bank Ltd. sponsored ADR	5,600	642,040
ICICI Bank Ltd. sponsored ADR	115,200	1,319,040
IndusInd Bank Ltd.	44,055	1,016,187
JPMorgan Chase & Co.	49,572	5,752,831
Kotak Mahindra Bank Ltd.	204,676	4,074,741
		42,882,084
Capital Markets - 0.1%
Edelweiss Financial Services Ltd.	287,620	614,290
HDFC Asset Management Co. Ltd. (f)	403	9,808
TD Ameritrade Holding Corp.	109,000	5,731,220
Tradeweb Markets, Inc. Class A	27,500	1,106,875
		7,462,193
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	129,500	28,063,945
GDS Holdings Ltd. ADR (a)	67,500	2,641,275
		30,705,220
Insurance - 0.1%
eHealth, Inc. (a)	158,900	9,651,586
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. (a)(e)	16,600	6,388,012

TOTAL FINANCIALS		97,089,095

HEALTH CARE - 11.4%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)	87,700	2,109,185
Acceleron Pharma, Inc. (a)	58,700	2,390,851
Agios Pharmaceuticals, Inc. (a)	134,323	7,511,342
Aimmune Therapeutics, Inc. (a)	115,000	2,316,100
Alexion Pharmaceuticals, Inc. (a)	405,704	55,228,486
Allakos, Inc. (a)	35,800	1,403,718
Allogene Therapeutics, Inc.	25,600	766,720
Alnylam Pharmaceuticals, Inc. (a)	347,200	31,018,848
AnaptysBio, Inc. (a)	44,900	3,265,128
Arena Pharmaceuticals, Inc. (a)	84,000	3,843,000
Argenx SE ADR (a)	10,800	1,383,156
Array BioPharma, Inc. (a)	109,900	2,484,839
Ascendis Pharma A/S sponsored ADR (a)	127,100	14,156,398
Atara Biotherapeutics, Inc. (a)	30,900	1,038,240
BeiGene Ltd.	140,400	1,353,029
BeiGene Ltd. ADR (a)	37,100	4,608,933
bluebird bio, Inc. (a)	128,200	18,182,606
Blueprint Medicines Corp. (a)	30,300	2,290,983
CareDx, Inc. (a)	48,600	1,322,406
Cellectis SA sponsored ADR (a)	42,400	836,976
Cibus Corp. Series C (a)(b)(c)(d)	726,554	791,944
Coherus BioSciences, Inc. (a)(e)	185,500	2,953,160
Crinetics Pharmaceuticals, Inc. (a)	60,600	1,572,570
CytomX Therapeutics, Inc. (a)(f)	137,854	1,310,992
Deciphera Pharmaceuticals, Inc. (a)	15,900	365,700
Denali Therapeutics, Inc. (a)(e)	178,800	4,375,236
Editas Medicine, Inc. (a)(e)	108,989	2,697,478
Epizyme, Inc. (a)	77,100	956,811
Exact Sciences Corp. (a)	33,100	3,266,639
FibroGen, Inc. (a)	73,800	3,448,674
Global Blood Therapeutics, Inc. (a)	144,300	7,994,220
Heron Therapeutics, Inc. (a)	57,900	1,255,272
Immunomedics, Inc. (a)	203,000	3,252,060
Intellia Therapeutics, Inc. (a)(e)	117,657	1,809,565
Intercept Pharmaceuticals, Inc. (a)	94,000	8,100,920
Ionis Pharmaceuticals, Inc. (a)	62,200	4,623,326
Ironwood Pharmaceuticals, Inc. Class A (a)	325,316	3,868,007
Mirati Therapeutics, Inc. (a)	36,900	2,195,181
Moderna, Inc. (e)	49,600	1,291,088
Momenta Pharmaceuticals, Inc. (a)	35,300	493,847
Natera, Inc. (a)	184,800	3,531,528
Neurocrine Biosciences, Inc. (a)	180,700	13,053,768
Portola Pharmaceuticals, Inc. (a)(e)	72,100	2,545,130
Principia Biopharma, Inc.	23,100	690,921
Regeneron Pharmaceuticals, Inc. (a)	57,480	19,723,687
Rubius Therapeutics, Inc.	30,200	528,198
Sage Therapeutics, Inc. (a)	143,886	24,205,942
Sarepta Therapeutics, Inc. (a)	119,600	13,986,024
Scholar Rock Holding Corp.	38,394	817,024
Synthorx, Inc.	51,900	794,070
Ultragenyx Pharmaceutical, Inc. (a)	33,600	2,217,600
Vertex Pharmaceuticals, Inc. (a)	113,700	19,213,026
Xencor, Inc. (a)	109,200	3,353,532
Zai Lab Ltd. ADR (a)	74,400	1,982,760
		320,776,844
Health Care Equipment & Supplies - 3.1%
Alcon, Inc. (a)	95,900	5,581,380
Align Technology, Inc. (a)	38,600	12,532,648
Atricure, Inc. (a)	40,200	1,206,804
Axonics Modulation Technologies, Inc. (a)	69,400	1,401,880
Becton, Dickinson & Co.	43,100	10,375,894
Boston Scientific Corp. (a)	1,600,000	59,392,000
Danaher Corp.	89,600	11,866,624
DexCom, Inc. (a)	35,400	4,285,878
Edwards Lifesciences Corp. (a)	8,600	1,514,202
Establishment Labs Holdings, Inc. (a)(e)	128,200	3,221,666
Glaukos Corp. (a)	17,800	1,283,914
Insulet Corp. (a)	70,600	6,089,250
Intuitive Surgical, Inc. (a)	102,000	52,084,260
iRhythm Technologies, Inc. (a)	74,000	5,646,940
Novocure Ltd. (a)	45,200	1,991,964
Quanterix Corp. (a)	38,600	876,992
Shockwave Medical, Inc. (a)(e)	154,121	6,567,096
Tandem Diabetes Care, Inc. (a)	102,400	6,288,384
ViewRay, Inc. (a)(e)	124,600	867,216
Wright Medical Group NV (a)	69,900	2,066,943
		195,141,935
Health Care Providers & Services - 2.1%
Anthem, Inc.	7,900	2,077,937
Guardant Health, Inc. (e)	69,400	4,546,394
HCA Holdings, Inc.	134,400	17,099,712
Humana, Inc.	142,600	36,421,466
Notre Dame Intermedica Participacoes SA	221,900	1,987,485
OptiNose, Inc. (a)(e)	197,024	1,962,359
UnitedHealth Group, Inc.	294,300	68,592,501
		132,687,854
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)(e)	40,400	2,297,952
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (a)	8,700	1,208,430
Thermo Fisher Scientific, Inc.	16,500	4,577,925
		5,786,355
Pharmaceuticals - 1.0%
Akcea Therapeutics, Inc. (a)	201,100	5,045,599
AstraZeneca PLC sponsored ADR	292,900	11,030,614
Bristol-Myers Squibb Co.	419,600	19,482,028
Chiasma, Inc. warrants 12/16/24 (a)	23,784	53,747
Cyclerion Therapeutics, Inc. (a)	32,531	495,447
Dova Pharmaceuticals, Inc. (a)(e)	54,700	503,240
Horizon Pharma PLC (a)	44,100	1,125,873
InflaRx NV (a)	45,600	2,101,704
Jazz Pharmaceuticals PLC (a)	55,800	7,241,166
MyoKardia, Inc. (a)	24,300	1,165,914
Nektar Therapeutics (a)	185,300	5,933,306
The Medicines Company (a)	170,200	5,437,890
TherapeuticsMD, Inc. (a)(e)	219,300	942,990
Theravance Biopharma, Inc. (a)	17,300	412,605
Turning Point Therapeutics, Inc.	83,400	2,902,320
Zogenix, Inc. (a)	30,000	1,169,700
		65,044,143

TOTAL HEALTH CARE		721,735,083

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.1%
Elbit Systems Ltd.	12,800	1,788,288
General Dynamics Corp.	10,800	1,930,176
Lockheed Martin Corp.	5,900	1,966,647
Northrop Grumman Corp.	4,400	1,275,604
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	4,631,412
Class C (a)(c)(d)	686	139,944
The Boeing Co.	149,900	56,615,731
United Technologies Corp.	28,400	4,050,124
		72,397,926
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	51,800	5,502,196
Airlines - 0.3%
JetBlue Airways Corp. (a)	75,100	1,393,105
Spirit Airlines, Inc. (a)	325,100	17,678,938
United Continental Holdings, Inc. (a)	3,200	284,352
		19,356,395
Building Products - 0.0%
Masco Corp.	16,000	624,960
Commercial Services & Supplies - 0.1%
HomeServe PLC	282,400	3,995,508
Tomra Systems ASA	140,500	4,230,903
		8,226,411
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	75,600	3,749,004
MasTec, Inc. (a)	106,700	5,404,355
		9,153,359
Electrical Equipment - 0.1%
Fortive Corp.	73,650	6,358,941
Industrial Conglomerates - 0.4%
General Electric Co.	1,079,800	10,981,566
Honeywell International, Inc.	71,900	12,483,997
		23,465,563
Machinery - 0.4%
Deere & Co.	111,800	18,517,434
Rational AG	3,100	2,093,130
Xylem, Inc.	75,600	6,305,040
		26,915,604
Professional Services - 0.0%
51job, Inc. sponsored ADR (a)	7,000	646,380
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	421,400	14,053,690
Lyft, Inc. (e)	36,300	2,170,740
Lyft, Inc.	137,264	7,387,548
		23,611,978

TOTAL INDUSTRIALS		196,259,713

INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 0.5%
Acacia Communications, Inc. (a)	37,800	2,187,864
Arista Networks, Inc. (a)	54,900	17,144,721
Nokia Corp. sponsored ADR (e)	698,300	3,687,024
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	527,300	5,220,270
		28,239,879
Electronic Equipment & Components - 0.2%
Corning, Inc.	260,800	8,306,480
IPG Photonics Corp. (a)	15,800	2,760,734
Keysight Technologies, Inc. (a)	7,200	626,616
Zebra Technologies Corp. Class A (a)	15,000	3,167,100
		14,860,930
Internet Software & Services - 0.0%
HUYA, Inc. ADR	23,600	563,804
IT Services - 6.1%
Akamai Technologies, Inc. (a)	180,100	14,418,806
Elastic NV (e)	64,400	5,509,420
Endava PLC ADR (a)	67,800	2,242,146
GoDaddy, Inc. (a)	85,500	6,968,250
Keywords Studios PLC	26,000	527,885
MasterCard, Inc. Class A	402,573	102,350,160
Netcompany Group A/S (f)	23,300	831,005
Okta, Inc. (a)	92,100	9,581,163
PayPal Holdings, Inc. (a)	564,200	63,624,834
Shopify, Inc. Class A (a)	80,100	19,476,431
Square, Inc. (a)	63,900	4,653,198
Total System Services, Inc.	14,300	1,462,032
Twilio, Inc. Class A (a)	17,200	2,358,808
Visa, Inc. Class A	852,979	140,255,337
Wix.com Ltd. (a)	70,500	9,458,280
		383,717,755
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	526,800	14,555,484
Analog Devices, Inc.	70,000	8,136,800
Applied Materials, Inc.	132,000	5,817,240
ASML Holding NV	15,000	3,132,300
Broadcom, Inc.	342,132	108,934,829
First Solar, Inc. (a)	21,200	1,304,436
Inphi Corp. (a)	148,800	6,794,208
Lam Research Corp.	112,300	23,294,389
Marvell Technology Group Ltd.	5,520,600	138,125,412
Microchip Technology, Inc.	14,300	1,428,427
Micron Technology, Inc. (a)	923,800	38,855,028
Monolithic Power Systems, Inc.	65,856	10,254,438
NVIDIA Corp.	674,620	122,106,220
NXP Semiconductors NV	637,500	67,332,750
Qualcomm, Inc.	913,073	78,642,977
Universal Display Corp. (e)	31,200	4,979,520
Xilinx, Inc.	55,100	6,619,714
		640,314,172
Software - 11.0%
Adobe, Inc. (a)	227,620	65,839,085
Altair Engineering, Inc. Class A (a)	24,100	950,504
Atlassian Corp. PLC (a)	17,100	1,883,565
Atom Tickets LLC (a)(b)(c)(d)	344,068	719,102
Bilibili, Inc. ADR (a)(e)	108,500	1,931,300
Blue Prism Group PLC (a)	83,500	2,014,354
Coupa Software, Inc. (a)	9,900	1,022,967
DocuSign, Inc.	113,800	6,449,046
Five9, Inc. (a)	34,800	1,846,836
HubSpot, Inc. (a)	32,500	5,995,925
Intuit, Inc.	43,400	10,896,004
Lightspeed POS, Inc. (a)	58,900	1,098,687
Microsoft Corp.	2,419,100	315,934,460
Nutanix, Inc. Class A (a)	128,544	5,551,815
Paycom Software, Inc. (a)	72,000	14,582,160
Pivotal Software, Inc.	155,200	3,367,840
RingCentral, Inc. (a)	103,200	12,009,384
Salesforce.com, Inc. (a)	1,041,167	172,156,963
ServiceNow, Inc. (a)	31,900	8,661,169
Smartsheet, Inc.	57,600	2,438,208
Splunk, Inc. (a)	22,700	3,133,508
SurveyMonkey	216,500	3,875,350
Synopsys, Inc. (a)	5,400	653,832
Tanium, Inc. Class B (a)(c)(d)	151,000	1,312,734
Tenable Holdings, Inc.	79,400	2,850,460
The Trade Desk, Inc. (a)	77,500	17,164,700
Workday, Inc. Class A (a)	93,000	19,123,590
Zendesk, Inc. (a)	82,200	7,215,516
Zoom Video Communications, Inc. Class A	44,500	3,224,915
Zuora, Inc.	162,400	3,589,040
		697,493,019
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,838,134	368,858,350
Western Digital Corp.	100,600	5,142,672
		374,001,022

TOTAL INFORMATION TECHNOLOGY		2,139,190,581

MATERIALS - 0.6%
Chemicals - 0.5%
CF Industries Holdings, Inc.	99,400	4,451,132
DowDuPont, Inc.	57,193	2,199,071
LG Chemical Ltd.	5,701	1,768,078
Nutrien Ltd.	105,200	5,705,630
Sherwin-Williams Co.	1,400	636,762
The Chemours Co. LLC	494,000	17,788,940
		32,549,613
Construction Materials - 0.1%
Vulcan Materials Co.	15,900	2,005,149

TOTAL MATERIALS		34,554,762

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (c)(d)	1,065,661	6,553,815
Crown Castle International Corp.	14,800	1,861,544
		8,415,359
UTILITIES - 0.1%
Electric Utilities - 0.1%
DONG Energy A/S (f)	8,200	627,784
Vistra Energy Corp.	92,100	2,509,725
		3,137,509
TOTAL COMMON STOCKS
(Cost $3,351,478,938)		5,933,489,353

Preferred Stocks - 6.3%
Convertible Preferred Stocks - 6.2%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(b)(c)(d)	24,573	4,091,159
Neutron Holdings, Inc. Series C (c)(d)	12,405,800	3,008,407
Topgolf International, Inc. Series F (a)(c)(d)	106,191	1,366,678
		8,466,244
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series B (a)(c)(d)	129,280	2,803,605
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	6,457,913
Series D (a)(c)(d)	27,712	1,268,101
Series E (a)(c)(d)	143,059	2,803,956
		13,333,575
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	377,252	7,661,988
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	3,189	176,958
Series B (c)(d)	560	31,074
Series C (c)(d)	5,355	297,149
		505,181
TOTAL CONSUMER DISCRETIONARY		29,966,988
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 0.2%
Sweetgreen, Inc. Series H (c)(d)	725,140	9,455,826
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	266,499	1,524,374
Tobacco - 2.9%
JUUL Labs, Inc.:
Series C (a)(c)(d)	667,420	182,539,370
Series D (c)(d)	5,110	1,397,585
		183,936,955
TOTAL CONSUMER STAPLES		194,917,155
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(c)(d)	1,527,120	3,710,902
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	195,114	2,507,215
Axcella Health, Inc. Series C (a)(c)(d)	248,015	2,544,634
Generation Bio Series B (a)(c)(d)	110,000	999,900
Immunocore Ltd. Series A (a)(c)(d)	4,035	512,273
		6,564,022
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	813,618	5,813,935
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	1,069	449,718
TOTAL HEALTH CARE		12,827,675
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	8,700,600
Series H (a)(c)(d)	6,348	1,294,992
		9,995,592
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	253,888	837,830
Road & Rail - 1.7%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	2,553,952	108,032,170
Series E, 8.00% (a)(c)(d)	46,973	1,986,958
		110,019,128
TOTAL INDUSTRIALS		120,852,550
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	34,750	5,875,183
Starry, Inc. Series C (a)(c)(d)	1,477,502	2,112,828
		7,988,011
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	307,049	296,302
Software - 0.4%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	428,680	5,392,794
Compass, Inc. Series E (a)(c)(d)	13,605	1,613,145
Dataminr, Inc. Series D (a)(c)(d)	115,901	2,423,490
Delphix Corp. Series D (a)(c)(d)	242,876	2,001,298
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	41,869
Malwarebytes Corp. Series B (a)(c)(d)	329,349	6,099,543
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	6,608,143
		24,180,282
TOTAL INFORMATION TECHNOLOGY		32,464,595

TOTAL CONVERTIBLE PREFERRED STOCKS		394,739,865

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	1,715	95,165
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	9,636	4,053,769

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,148,934

TOTAL PREFERRED STOCKS
(Cost $121,702,740)		398,888,799

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.49% (g)	14,398,271	14,401,151
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	124,497,959	124,510,408
TOTAL MONEY MARKET FUNDS
(Cost $138,911,559)		138,911,559
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $3,612,093,237)		6,471,289,711
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(137,041,534)
NET ASSETS - 100%		$6,334,248,177

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $430,717,041 or 6.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,721,070 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
Agbiome LLC Series C	6/29/18	$1,687,925
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc.	10/9/18	$94,043
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$553,578
Atom Tickets LLC	8/15/17	$2,046,455
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$142,254
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cibus Corp. Series C	2/16/18	$1,525,763
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$3,171,632
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Generation Bio Series B	2/21/18	$1,006,027
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$3,400,001
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Neutron Holdings, Inc. Series C	7/3/18	$2,268,276
Oportun Finance Corp. Series H	2/6/15	$4,348,169
Peloton Interactive, Inc. Series E	3/31/17	$2,042,989
Reddit, Inc. Series B	7/26/17	$1,835,324
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,721,428
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$39,619,585
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,565,026
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$6,084,079
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$321,978
Fidelity Securities Lending Cash Central Fund	788,811
Total	$1,110,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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